Shareholder Report	6 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Money Market Obligations Trust
Entity Central Index Key	0000856517
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
C000271776 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Money Market Management Digital Treasury Fund
Class Name	Federated Hermes Money Market Management Digital Treasury Fund
Trading Symbol	OFFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Money Market Management Digital Treasury Fund (the “Fund”) for the period of June 9, 2026 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the period?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Federated Hermes Money Market Management Digital Treasury Fund	$3*	0.18%
*	Based on operations for the period from June 9, 2026 to July 31, 2026. Expenses for the full period would be higher.

Expenses Paid, Amount	$ 3 [1]
Expense Ratio, Percent	0.18%
Net Assets	$ 25,188,681
Holdings Count | Holding	9
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$25,188,681
Number of Investments	9

Holdings [Text Block]	Fund Holdings Top Security Types (% of Net Assets) Effective Maturity Schedule (% of Net Assets)

[1]	Based on operations for the period from June 9, 2026 to July 31, 2026. Expenses for the full period would be higher.